Basis of Presentation-Consolidated Statements of Profit and Loss (Details) € / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) € / shares		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares
IFRS, Statement [Line Items]
Net revenue		€ 7,212,382		€ 6,591,977	[1]		€ 6,063,967	[1]
Cost of sales		(4,417,844)		(4,108,495)	[1]		(3,850,257)	[1]
Gross Margin		2,794,538		2,483,482	[1]		2,213,710	[1]
Operating Expenses		(1,639,327)		(1,767,947)	[1]		(1,556,987)	[1]
Other income		0		3,042	[1]		22,235	[1]
Profit of equity accounted investees with similar activity to that of the Group		36,804		63,740	[1]		103,478	[1]
Operating Result		1,192,015		782,317	[1]		782,436	[1]
Finance result		(748,019)		(574,374)	[1]		(442,941)	[1]
Profit/(loss) of other equity accounted investees	[1]			(922)			(1,482)
Profit before income tax from continuing operations		443,996		207,021	[1]		338,013	[1]
Income tax expense		(231,190)		(43,349)	[1]		(90,111)	[1]
Consolidated net profit		212,806		163,672	[1]		247,902	[1]
Profit attributable to the Parent		156,920		42,318	[1]		185,035	[1]
Profit attributable to non-controlling interest		€ 55,886		€ 121,354	[1]		€ 62,867	[1]
Basic earnings per share (Euros) | € / shares		€ 0.23		€ 0.06	[1]		€ 0.27	[1]
Diluted earnings per share (Euros) | € / shares		€ 0.23		€ 0.06	[1]		€ 0.27	[1]
Previously stated
IFRS, Statement [Line Items]
Net revenue				€ 6,591,977			€ 6,063,967
Cost of sales				(4,097,406)			(3,832,437)
Gross Margin				2,494,571			2,231,530
Operating Expenses				(1,761,955)			(1,551,563)
Other income				3,042			22,235
Profit of equity accounted investees with similar activity to that of the Group				63,740			103,478
Operating Result				799,398			805,680
Finance result				(574,458)			(442,941)
Profit/(loss) of other equity accounted investees				(922)			(1,482)
Profit before income tax from continuing operations				224,018			361,257
Income tax expense				(43,349)			(90,111)
Consolidated net profit				180,669			271,146
Profit attributable to the Parent				59,315			208,279
Profit attributable to non-controlling interest				€ 121,354			€ 62,867
Basic earnings per share (Euros) | € / shares				€ 0.09			€ 0.31
Diluted earnings per share (Euros) | € / shares				€ 0.09			€ 0.31
Biotek America LLC
IFRS, Statement [Line Items]
Net revenue		€ 189,957	$ 206,125	€ 251,805		$ 271,693
Consolidated net profit		€ (5,743)	$ (6,248)	16,997		$ 18,453
Biotek America LLC | Increase (decrease) due to corrections of prior period errors
IFRS, Statement [Line Items]
Cost of sales				(11,089)			€ (17,820)
Gross Margin				(11,089)			(17,820)
Operating Expenses				(5,992)			(5,424)
Other income							22,235
Operating Result				(17,081)			(23,244)
Finance result				84
Profit before income tax from continuing operations				(16,997)			(23,244)
Consolidated net profit				(16,997)			(23,244)
Profit attributable to the Parent				€ (16,997)			€ (23,244)
Basic earnings per share (Euros) | € / shares				€ (0.03)			€ (0.04)
Diluted earnings per share (Euros) | € / shares				€ (0.03)			€ (0.04)

[1]	Restated figures (Note 2.d)